Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Schedule of business net debt

The Group’s net debt was as follows:

	At December 31,
	2021	2020
	$’m	$’m
Loan notes	2,690	—
Related party borrowings	—	2,690
Other borrowings	197	145
Net borrowings	2,887	2,835
Cash and cash equivalents	(463)	(257)
Net debt	2,424	2,578

At December 31, 2021, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Notes	EUR	450	01-Sep-28	Bullet	450	510	–
3.250% Senior Secured Notes	USD	600	01-Sep-28	Bullet	600	600	–
3.000% Senior Notes	EUR	500	01-Sep-29	Bullet	500	566	–
4.000% Senior Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	325	06-Aug-26	Revolving	–	–	325
Lease obligations	Various	–	–	Amortizing	–	182	–
Other borrowings	Various	–	Rolling	Amortizing	–	19	–
Total borrowings						2,927	325
Deferred debt issue costs						(40)	–
Net borrowings						2,887	325
Cash and cash equivalents						(463)	463
Net debt / available liquidity						2,424	788

At December 31, 2020 the Group’s net debt and available liquidity was as follows:

	Amount	Available
Facility	drawn	liquidity
	$'m	$'m

Related party borrowings	2,690	—
Lease obligations	136	—
Other borrowings	9	—
Net borrowings	2,835	—
Cash and cash equivalents	(257)	257
Net debt / available liquidity	2,578	257

Schedule of business movement in net debt

	At December 31,
	2021	2020
	$’m	$’m
Net (increase)/decrease in cash and cash equivalents per consolidated statement of cash flows*	(206)	27
Increase in net borrowings	52	55
(Decrease)/increase in net debt	(154)	82
Net debt at January 1,	2,578	2,496
Net debt at December 31,	2,424	2,578
*	Includes exchange (loss)/gain on cash and cash equivalents

Schedule of maturity analysis of borrowings

	At December 31,
	2021	2020
	$’m	$’m
Within one year or on demand	56	42
Between one and two years	55	46
Between two and five years	59	2,055
Greater than five years	2,757	692
Total borrowings	2,927	2,835
Deferred debt issue costs	(40)	—
Net borrowings	2,887	2,835

Schedule of contracted undiscounted cash flows of lease liabilities

	At December 31,
	2021	2020
	$’m	$’m
Not later than one year	50	37
Later than one year and not later than five years	127	78
Later than five years	36	50
	213	165

Schedule of contracted undiscounted cash flows of financial liabilities

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At 31 December, 2021	$’m	$’m	$’m
Within one year or on demand	152	10	1,204
Between one and two years	242	2	—
Between two and five years	243	—	—
Greater than five years	2,973	—	—

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At 31 December, 2020	$’m	$’m	$’m
Within one year or on demand	200	12	768
Between one and two years	359	2	—
Between two and five years	2,345	—	—
Greater than five years	718	—	—

Schedule of carrying value and fair value of the related party

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2021	$'m	$'m	$'m	$'m
Loan notes	2,726	(36)	2,690	2,682
Other borrowings	19	(4)	15	19
	2,745	(40)	2,705	2,701

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2020	$'m	$'m	$'m	$'m
Related party borrowings	2,690	—	2,690	2,763
Other borrowings	9	—	9	9
	2,699	—	2,699	2,772

Schedule of effective interest rates of financial liabilities and lease liabilities

	2021
	USD	EUR
2.000% Senior Secured Notes due 2028		2.30%
3.250% Senior Secured Notes due 2028	3.58%
3.000% Senior Notes due 2029		3.28%
4.000% Senior Notes due 2029	4.31%

	2021	2020
	Various Currencies
Lease obligations	4.55%	4.79%

Schedule of net borrowings

	At December 31,
	2021	2020
	$’m	$’m
Euro	1,115	609
U.S. dollar	1,745	1,830
GBP	15	379
Other	12	17
	2,887	2,835

Schedule of maturity analysis of financial liabilities

	At December 31,
	2021	2020
	$'m	$'m
Expiring beyond one year	325	—
	325	—

Summary of derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Metal forward contracts	100	2	281
Forward foreign exchange contracts	3	10	1,176
NYMEX gas swaps	1	—	3
At December 31, 2021	104	12	1,460

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
	$’m	$’m	$’m
Fair Value Derivatives
Metal forward contracts	29	6	346
Forward foreign exchange contracts	3	8	317
NYMEX gas swaps	—	—	6
At December 31, 2020	32	14	669